Annual Fund Operating Expenses - Defined Duration 10 ETF - Defined Duration 10 ETF Class	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	0.25%

[1]	Restated to reflect current fees.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s investment adviser has contractually agreed to waive (reduce) its management fee from 0.25% to 0.21% of the Fund’s average daily net assets. This Agreement will remain in place until November 30, 2026 unless terminated sooner with the consent of the Board of Trustees.